Subsequent events (Issuance of mid term note) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from the issuance of other equity instruments	¥ 14,982,165	¥ 5,000,000	¥ 4,999,950
Issue mid term note [member] | Medium-term notes issued on 13 April 2020 with no fixed maturity date [member]
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from the issuance of other equity instruments	¥ 3,000,000
Initial distribution rate	3.18%
Date can be callable at the Company's discretion in whole	at the Company's discretion at specific time
Period as be deferred to pay the principal for each renewal period	3 years
Application distribution rate	the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum